MORGAN STANLEY SELECT MUNICIPAL REINVESTMENT FUND
c/o Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311
(800) 869-6397




							March 1, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: 	Morgan Stanley Select Municipal Reinvestment Fund
	File No. 811-3878
	Rule 497(j) Filing

Dear Sir or Madam:

	On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 26, 2002.

							Very truly yours,
							/s/ Marilyn Cranney
							     Marilyn Cranney
							     Assistant Secretary


Enclosures
cc: Barry Fink
    Larry Greene